Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of weighted average number of shares

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands, except per share data)
Net income	$5,161	$1,214	$2,204
Preferred stock dividends and net accretion	(111)	(132)	(206)
Dividends and undistributed earnings allocated to participating securities	(89)	—	—
Net income available to common shareholders	$4,961	$1,082	$1,998
Weighted average shares outstanding, basic	3,395	2,768	2,757
Effect of dilutive equity-based awards	56	97	54
Weighted average shares outstanding, diluted	3,451	2,865	2,811
Net earnings per common share:
Basic earnings per common share	$1.46	$0.39	$0.72
Diluted earnings per common share	1.44	0.38	0.71

Schedule of share-based payment award, stock options, valuation assumptions
	Years Ended December 31,
	2012	2011
Weighted average expected lives, in years	7.5	7.5
Risk-free interest rate	1.81%	2.83%
Expected stock price volatility	35.00%	34.84%
Expected annual forfeiture rate	6.00%	10.76%

Schedule of options outstanding and exercisable

	Options Outstanding			Options Exercisable
Exercise Price Ranges	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
$ 0.00 to $10.00	18,885	0.36	$10.00	18,885	0.36	$10.00
$10.01 to $14.50	38,615	2.98	$13.39	33,925	2.57	$13.68
$14.51 to $16.00	39,970	4.42	$15.42	28,370	3.07	$15.60
$16.01 to $17.50	41,100	2.95	$17.50	41,100	2.95	$17.50
$17.51 to $20.81	69,998	3.96	$20.52	66,572	3.94	$20.51
	208,568	3.34	$16.67	188,852	2.99	$16.84

Schedule of status of outstanding stock options

	Three Months Ended March 31, 2014
	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of period	208,568	$16.67
Granted	—	—
Forfeited	(1,770)	15.59
Exercised	(18,905)	10.07
Expired	(480)	10.00
Options outstanding at end of period	187,413	17.37
Options exercisable at end of period	175,262	17.52
Weighted-average fair value of options granted during the period		N/A

	December 31,
	2013		2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of period	272,358	$15.23	277,558	$14.60	273,628	$14.58
Granted	—	—	9,650	15.00	10,000	15.00
Forfeited	(4,080)	17.42	(14,850)	13.13	(4,070)	16.20
Exercised	(46,640)	10.02	—	—	(2,000)	10.00
Expired	(13,070)	10.00	—	—	—
Options outstanding at end of period	208,568	16.67	272,358	15.23	277,558	14.60
Options exercisable at end of period	188,852	16.84	241,237	15.23	239,632	15.21
Weighted-average fair value of options granted during the period		N/A		$6.54		$5.81

Schedule of activity for restricted stock

	Three Months Ended March 31, 2014
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	122,140	$15.98
Granted	—	—
Vested	—	—
Forfeited	(3,608)	16.61
Unvested at end of period	118,532	15.96

	December 31,
	2013		2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	49,500	$15.00	30,000	$15.96	20,000	$16.92
Granted	87,456	16.38	49,500	15.00	15,000	15.00
Vested	(12,900)	14.92	(30,000)	15.96	(5,000)	16.92
Forfeited	(1,916)	15.95	—	—	—	—
Unvested at end of period	122,140	15.98	49,500	15.00	30,000	15.96